BUSINESS COMBINATION - SCHEDULE OF PRO FORMA FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition, Pro Forma Information
Revenue	$ 988,059	$ 884,804
Net earnings attributable to Match Group, Inc. shareholders	$ 156,510	$ 156,444
Basic earnings per share attributable to Match Group, Inc. shareholders (in usd per share)	$ 0.74	$ 0.77
Diluted earnings per share attributable to Match Group, Inc. shareholders (in usd per share)	$ 0.71	$ 0.75